INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventory [Line Items]
Inventories	$ 164,411		$ 188,582
Inventory write-downs	6,262	$ 4,711
Other short-term financing arrangements
Inventory [Line Items]
Inventories	$ 0		$ 1,243